Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021		$ 719		$ (17,075,236)	$ (17,074,517)
Balance (in Shares) at Dec. 31, 2021		7,187,500
Accretion for Class A common stock subject to redemption amount				(2,857,770)	(2,857,770)
Net income (loss)				9,846,711	9,846,711
Balance at Dec. 31, 2022		$ 719		(10,086,295)	(10,085,576)
Balance (in Shares) at Dec. 31, 2022		7,187,500
Accretion for Class A common stock subject to redemption amount				(2,942,345)	(2,942,345)
Adjustment related to convertible promissory note				(811,150)	(811,150)
Class B common stock converted to class A common stock	$ 705	$ (705)
Class B common stock converted to class A common stock (in Shares)	7,047,500	(7,047,500)
Excise tax payable attributable to redemption of common stock				(2,870,720)	(2,870,720)
Net income (loss)				(1,467,612)	(1,467,612)
Balance at Dec. 31, 2023	$ 705	$ 14		$ (18,178,122)	$ (18,177,403)
Balance (in Shares) at Dec. 31, 2023	7,047,500	140,000